BORROWINGS (Details Textual) $ in Thousands	12 Months Ended
	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)
Long-Term Debt, Current Maturities		¥ 33,805,000		$ 3,773	¥ 24,000,000
Interest Expense, Debt	¥ 18,635,000	¥ 19,743,000	¥ 11,326,000
Loans Payable, Noncurrent					¥ 13,949
Long-term Debt [Member]
Debt, Weighted Average Interest Rate		6.24%	6.26%	6.25%	6.25%
Secured Debt [Member]
Short-term Bank Loans and Notes Payable		¥ 75,000,000			¥ 105,000,000
Loans Payable, Noncurrent		37,328,000			14,523,000
Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable		150,000,000			115,000,000
Loans Payable, Noncurrent		27,500,000			¥ 50,449,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate				2.3832%	2.3832%
Unsecured Debt [Member] | Financial Standby Letter of Credit [Member]
Fixed Deposits Collateral To Bank Loan					¥ 20,280,000
Maximum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate				6.42%	6.42%
Minimum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate				5.10%	5.10%
Beijing Origin Seed Limited [Member] | Land Use Right [Member]
Debt Instrument, Collateral Amount		2,423,000			¥ 2,361,000
Beijing Origin Seed Limited [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount		33,651,000			32,692,000
Beijing Origin Seed Limited [Member] | Secured Debt [Member]
Short-term Bank Loans and Notes Payable		¥ 75,000,000			¥ 60,000,000
Short-term Debt, Percentage Bearing Fixed Interest Rate		6.30%		5.88%	5.88%
Beijing Origin Seed Limited [Member] | Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable		¥ 40,000,000			¥ 30,000,000
Beijing Origin Seed Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate		7.20%
Beijing Origin Seed Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate		6.90%
Linze Origin Seed Limited [Member] | Secured Debt [Member]
Short-term Bank Loans and Notes Payable					¥ 30,000,000
Short-term Debt, Percentage Bearing Fixed Interest Rate				5.936%	5.936%
Inventory Gross Collateral To Bank Loan					¥ 27,323,000
Linze Origin Seed Limited [Member] | Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable		¥ 110,000,000			¥ 85,000,000
Linze Origin Seed Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate		7.20%		6.068%	6.068%
Linze Origin Seed Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate		6.00%		4.85%	4.85%
Xinjiang Originbo Seed Company Limited [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate				6.72%	6.72%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		6.72%
Xinjiang Originbo Seed Company Limited [Member] | Land Use Right [Member]
Debt Instrument, Collateral Amount		¥ 12,549,000			¥ 12,955,000
Xinjiang Originbo Seed Company Limited [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount		162,415,000			154,694,000
Xinjiang Originbo Seed Company Limited [Member] | Secured Debt [Member]
Loans Payable, Noncurrent		25,023,000			14,523,000
Xinjiang Originbo Seed Company Limited [Member] | Unsecured Debt [Member]
Loans Payable, Noncurrent		¥ 27,500,000
Xinjiang Originbo Seed Company Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		7.315%
Xinjiang Originbo Seed Company Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		7.04%
Origin Agritech Limited [Member] | Unsecured Debt [Member]
Loans Payable, Noncurrent					¥ 36,500,000
Origin Agritech Limited [Member] | Maximum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate				7.80%	7.80%
Origin Agritech Limited [Member] | Minimum [Member] | Unsecured Debt [Member]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate				7.04%	7.04%
Zhengzhou Branch [Member] | Land Use Right [Member]
Debt Instrument, Collateral Amount					¥ 3,203,000
Zhengzhou Branch [Member] | Property, Plant and Equipment [Member]
Debt Instrument, Collateral Amount					10,241,000
Zhengzhou Branch [Member] | Secured Debt [Member]
Short-term Bank Loans and Notes Payable					¥ 15,000
Short-term Debt, Percentage Bearing Fixed Interest Rate				6.885%	6.885%